Condensed Balance Sheets (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current Assets
Cash	$ 88,603	$ 105,820	$ 26,349
Accounts receivable	9,701	9,701
Related party advances	7,539	7,539	7,539
Inventory	112,346	85,544	732
Total Current Assets	218,189	208,604	34,620
TOTAL ASSETS	218,189	208,604	34,620
Current Liabilities
Accounts payable	3,545	2,354	1,025
Income tax payable	70,134	68,075	7,043
Loans payable			1,369
Total Current Liabilities	73,679	70,429	9,437
TOTAL LIABILITIES	73,679	70,429	9,437
STOCKHOLDERS' EQUITY
Common Stock; Authorized 50,000,000 common shares, $0.0001 par value, 15,000,000 shares issued and outstanding on March 31, 2014, December 31, 2013 and December 31, 2012	1,500	1,500	1,500
Retained Earnings	143,010	136,675	23,683
TOTAL STOCKHOLDERS' EQUITY	144,510	138,175	25,183
TOTAL LIABILITIES & STOCKHOLDERS' EQUITY	$ 218,189	$ 208,604	$ 34,620